SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule Of Capital Assets Depreciation Method [Table Text Block]
Office equipment	- Straight line basis over four years
Leasehold improvements	- Straight line basis over five years